Supplemental Oil And Gas Disclosure (Unaudited) (Details 2)	12 Months Ended
Mar. 31, 2015 USD ($)
Revenue	$ 0
Expenses:
Production costs	30,089
Depreciation and depletion	0
Exploration	1,444,742
Impaired properties	6,681
Results of operations of oil and gas producing activities	$ (1,481,512)